Debt - Term Loan Maturities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total	$ 169,000	$ 165,288
Term Loan
Debt Instrument [Line Items]
Remainder of 2021	1,231
2022	2,506
2023	2,565
2024	2,627
2025	2,695
Thereafter	157,376
Total	$ 169,000